THE ADVISORS’ INNER CIRCLE FUND

Sands Capital Global Growth Fund

(the “Fund”)

Supplement dated July 31, 2025 to:

•	The Fund’s Institutional Class Prospectus and Investor Class Prospectus, each dated March 1, 2025 (the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

T. Perry Williams, CFA, Portfolio Manager of the Sands Capital Global Growth Fund (the “Fund”) and President of Sands Capital Management, LLC (“Sands Capital”), has been named Co-Chief Investment Officer of Sands Capital effective August 1, 2025. In light of his new responsibilities, Mr. Williams will step down from his day-to-day portfolio management responsibilities for the Fund. David Levanson, CFA, Brian Christiansen, CFA, and Daniel Pilling will remain in their roles as Portfolio Managers of the Fund. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	All references to Mr. Williams are hereby deleted from the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAN-SK-010-0100

THE ADVISORS’ INNER CIRCLE FUND

Sands Capital Global Growth Fund

(the “Fund”)

Supplement dated July 31, 2025 to:

•	The Fund’s Statement of Additional Information dated March 1, 2025 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

T. Perry Williams, CFA, Portfolio Manager of the Sands Capital Global Growth Fund (the “Fund”) and President of Sands Capital Management, LLC (“Sands Capital”), has been named Co-Chief Investment Officer of Sands Capital effective August 1, 2025. In light of his new responsibilities, Mr. Williams will step down from his day-to-day portfolio management responsibilities for the Fund. David Levanson, CFA, Brian Christiansen, CFA, and Daniel Pilling will remain in their roles as Portfolio Managers of the Fund. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	All references to Mr. Williams are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAN-SK-011-0100